Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.31269%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$600,640.97

Principal:
Principal Collections	$11,322,547.04
Prepayments in Full	$4,253,694.31
Liquidation Proceeds	$161,442.83
Recoveries	$56,082.43
Sub Total	$15,793,766.61
Collections	$16,394,407.58

Purchase Amounts:
Purchase Amounts Related to Principal	$315,802.07
Purchase Amounts Related to Interest	$1,458.98
Sub Total	$317,261.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,711,668.63

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,711,668.63
Servicing Fee	$167,391.50	$167,391.50	$0.00	$0.00	$16,544,277.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,544,277.13
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,544,277.13
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,544,277.13
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,544,277.13
Interest - Class A-4 Notes	$111,385.47	$111,385.47	$0.00	$0.00	$16,432,891.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,432,891.66
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$16,352,740.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,352,740.49
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$16,294,825.49
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,294,825.49
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$16,223,747.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,223,747.99
Regular Principal Payment	$15,442,438.88	$15,442,438.88	$0.00	$0.00	$781,309.11
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$781,309.11
Residual Released to Depositor	$0.00	$781,309.11	$0.00	$0.00	$0.00
Total		$16,711,668.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,442,438.88
Total					$15,442,438.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,442,438.88	$138.15	$111,385.47	$1.00	$15,553,824.35	$139.15
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$15,442,438.88	$9.59	$320,529.14	$0.20	$15,762,968.02	$9.79

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$81,501,561.96	0.7291247	$66,059,123.08	0.5909744
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$192,061,561.96	0.1192233	$176,619,123.08	0.1096373

Pool Information
Weighted Average APR	3.505%	3.521%
Weighted Average Remaining Term	21.91	21.18
Number of Receivables Outstanding	23,635	22,666
Pool Balance	$200,869,805.71	$184,604,374.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$192,061,561.96	$176,619,123.08
Pool Factor	0.1203247	0.1105814

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$7,985,251.00
Targeted Overcollateralization Amount	$7,985,251.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,985,251.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		114	$211,945.38
(Recoveries)		160	$56,082.43
Net Loss for Current Collection Period			$155,862.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9311%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6124%
Second Prior Collection Period			0.1534%
Prior Collection Period			0.7331%
Current Collection Period			0.9704%
Four Month Average (Current and Prior Three Collection Periods)			0.6173%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5584	$14,180,181.79
(Cumulative Recoveries)			$2,452,958.41
Cumulative Net Loss for All Collection Periods			$11,727,223.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7025%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,539.43
Average Net Loss for Receivables that have experienced a Realized Loss			$2,100.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.22%	338	$4,102,066.48
61-90 Days Delinquent	0.27%	40	$497,572.15
91-120 Days Delinquent	0.06%	7	$104,944.63
Over 120 Days Delinquent	0.33%	43	$611,508.00
Total Delinquent Receivables	2.88%	428	$5,316,091.26

Repossession Inventory:
Repossessed in the Current Collection Period		12	$134,064.22
Total Repossessed Inventory		18	$215,143.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3743%
Prior Collection Period			0.3850%
Current Collection Period			0.3971%
Three Month Average			0.3855%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer